Assets Held for Sale and Assets of a Disposal Group Held for Sale - Assets Held for Sale (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2023 USD ($)	Jan. 01, 2022 KRW (₩)	[1]
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		₩ 208,230	₩ 211,758	[1]	$ 161,297	₩ 237,318
Fair value less costs to sell		₩ 240,593	244,395
Changes In Accumulated Impairment Of Assets Held For Sale [Abstract]
Description of non-current asset or disposal group held for sale which were sold or reclassified		As of December 31, 2023, assets held for sale consist of 22 real estates of closed offices, 1 real estate of Orient Kwang-yang Co., Ltd., and 430 foreclosure assets on loans of PT Bank KB Bukopin Tbk, which were determined to sell by management, but not yet sold as of December 31, 2023. The remaining 453 assets are being actively marketed.
Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[2]	₩ 272,888	273,869
Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(64,658)	(62,111)
Changes In Accumulated Impairment Of Assets Held For Sale [Abstract]
Beginning		(62,111)	(58,815)
Provision		(5,660)	(7,587)
Reversal		0	242
Others		3,113	4,049
Ending		(64,658)	(62,111)
Land held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		85,848	85,954
Fair value less costs to sell		104,024	104,990
Land held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[2]	107,452	106,349
Land held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(21,604)	(20,395)
Buildings held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		120,614	124,104
Fair value less costs to sell		134,801	137,706
Buildings held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[2]	162,004	162,973
Buildings held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(41,390)	(38,869)
Other assets held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		1,768	1,700
Fair value less costs to sell		1,768	1,699
Other assets held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[2]	3,432	4,547
Other assets held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		₩ (1,664)	₩ (2,847)

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Acquisition cost of buildings held for sale is net of accumulated depreciation amount immediately before the initial classification of the assets as held for sale.